TIP INSTITUTIONAL FUNDS
                   (FORMERLY, THE SOLON FUNDS)

           PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
                   TURNER MICRO CAP GROWTH FUND

                  SUPPLEMENT DATED JUNE 4, 1998
  TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

The second paragraph of Page S-8 of the Statement of Additional Information is hereby amended to read as follows:

In addition, each Fund anticipates investing no more than 5% of its net assets in short sales, unregistered securities (not including Rule 144A securities and securities exempt from registration pursuant to Section 4(2) of the 1933 Act), futures contracts, options and investment company securities during the current year. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                             TIP INSTITUTIONAL FUNDS
                           (FORMERLY, THE SOLON FUNDS)

                          TURNER MICRO CAP GROWTH FUND

                          SUPPLEMENT DATED JUNE 4, 1998
                      TO THE PROSPECTUS DATED MARCH 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Under the heading "The Adviser" on page 8 of the prospectus, paragraphs 3 and 4 have been deleted and replaced with the following:

     The Micro Cap Growth Fund is managed by a committee comprised of Frank Sustersic and Bill McVail, whose backgrounds are set forth below:

     Frank L. Sustersic is a member of the committee which manages the Micro Cap Growth Fund. Mr. Sustersic, CFA, a Senior Security Analyst and Equity Portfolio Manager of the Adviser, is the lead manager of the Micro Cap Growth Fund. Mr. Sustersic joined the Adviser in 1994. Prior to 1994, he was Investment Officer/Fund Manager with First Fidelity Bank Corporation. He has eight years of investment experience.

     Bill McVail is also a member of the committee which manages the Micro Cap Growth Fund. Mr. McVail, Senior Equity Portfolio Manager of the Adviser, is co-manager of the Micro Cap Growth Fund. Mr. McVail joined the Adviser in 1998. Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 11 years of investment experience.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE